CONVERTIBLE SECURED PROMISSORY NOTE (Details Textual) - USD ($)		1 Months Ended		3 Months Ended		9 Months Ended		12 Months Ended
	May. 09, 2014	Feb. 28, 2014	Jun. 10, 2013	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2012
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage			10.00%
Debt Instrument, Description								converted the note plus accrued interest into common shares based on the 20% discount to the $0.81 ($0.90 CAD) per share equity financing		convert the principal plus accrued interest at a discount of 20% to the share price in the event of a qualifying financing
Debt Instrument, Maturity Date			Jun. 10, 2014					Feb. 28, 2014
Debt Instrument, Convertible, Beneficial Conversion Feature								$ 27,677
Debt Instrument, Interest Rate Terms										prime plus 1%
Debt Instrument, Basis Spread on Variable Rate				1.00%		1.00%
Interest Expense, Debt				$ 179	$ 17,124	$ 0	$ 0	19,223	$ 0
Convertible Notes Payable [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount					$ 105,262			$ 105,262
Debt Instrument, Interest Rate, Stated Percentage					10.00%			10.00%
Debt Instrument, Description								convert the principal plus accrued interest at a discount of 20% to the share price in the event of a qualifying financing
Debt Instrument, Maturity Date								Feb. 28, 2014
Debt Instrument, Convertible, Beneficial Conversion Feature						27,677
Debt Instrument, Basis Spread on Variable Rate		1.00%
Debt Instrument, Unamortized Discount					$ 16,238			$ 16,238
Interest Expense, Debt						$ 27,677	$ 55,647	$ 3,939	$ 7,282
Fair Value Inputs, Discount Rate	20.00%
Debt Instrument, Convertible, Conversion Price	$ 0.81